Taxation (Tables)	12 Months Ended
Mar. 31, 2026
Taxes Payable [Abstract]
Schedule of Composition of Income Tax Benefits/(Expenses)

Composition of income tax benefits/(expenses)

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Current income tax expense	(137)	(839)	(6,129)
Deferred income tax benefit	1,755	—	—
Total income tax benefit/(expense)	1,618	(839)	(6,129)

The income tax benefit/(expense) consists of the following:

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Current income tax expense
PRC	(137)	(772)	(5,715)
Hong Kong	—	(67)	(414)
Cayman	—	—	—
Total current income tax expense	(137)	(839)	(6,129)

Deferred income tax benefit
PRC	1,755	—	—
Hong Kong	—	—	—
Cayman	—	—	—
Total deferred income tax benefit	1,755	—	—

Total income tax benefit/(expense)
PRC	1,618	(772)	(5,715)
Hong Kong	—	(67)	(414)
Cayman	—	—	—
Total income tax benefit/(expense)	1,618	(839)	(6,129)

Schedule of Components of (Loss)/Income Before Tax

The components of (loss)/income before tax are as follows:

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
(Loss)/income before tax
(Loss)/income from PRC entities	(51,949)	(51,527)	4,100
(Loss)/income from Cayman Islands and Hong Kong entities	(16,628)	(8,207)	5,249
Total (Loss)/income before tax	(68,577)	(59,734)	9,349

Schedule of Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate

The reconciliation of the differences between the PRC statutory tax rate of 25% and the effective tax rate for the years ended March 31, 2024 and March 31, 2025 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the year ended March 31,
	2024	2025
PRC Statutory tax rate	25%	25%
Difference in EIT rates of certain subsidiaries	-11%	-24%
Permanent book – tax difference	-8%	-4%
Additional deduction for research and development expenditures	6%	5%
Effect of change on tax rate	-5%	0%
Changes in valuation allowance	-5%	-3%
Effective tax rate	2%	-1%

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2 (aj), newly adopted accounting standard updates, the reconciliation of taxes at the PRC statutory rate to provision for income taxes for the year ended March 31, 2026 was as follows:

	For the year ended March 31, 2026
	RMB	%
Income before income tax	9,349	100%
PRC statutory income tax rate		25%
Computed income tax expense with PRC statutory income tax rate	(2,338)	25%
Domestic tax effects
Additional deduction of qualified R&D expenditures	4,572	-49%
Non-deductible entertainment expense	(263)	3%
Changes in valuation allowance	66,052	-705%
Changes in tax rates enacted in the current period	(54,792)	586%
Non-taxable deconsolidation gain	5,500	-59%
Deconsolidation	(1,302)	14%
Preferential tax rate	(4,206)	45%
Expired NOL	(19,546)	209%
Other adjustments	(8)	0%
Foreign tax effects
Hong Kong
- Statutory tax rate diﬀerence between Hong Kong and PRC	367	-4%
- Preferential tax rate	148	-2%
- Changes in valuation allowances	(548)	6%
Cayman
- Statutory tax rate diﬀerence between Cayman and PRC	235	-3%
Effective tax rate	(6,129)	66%

Schedule of Cash Paid for Income Taxes	cash paid for income taxes, during the years ended March 31, 2024, 2025 and 2026 were as follows:

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
PRC entities	(7,470)	(61)	(17)
Cayman Islands and Hong Kong entities	—	—	—
Total	(7,470)	(61)	(17)

Schedule of Significant Components of Deferred Tax Assets and Liabilities
(c)
Deferred tax assets

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of March 31,
	2025	2026
	RMB	RMB
Deferred tax assets:
- Tax losses carried forward	104,326	47,216
- Carryforwards of un-deducted advertising expenses	321,372	319,310
- Provision of credit losses	3,298	3,169
- Accruals and other liabilities	4,729	1,912
- Impairment of available-for-sale investments	2,031	440
- Impairment of long-lived assets	4,488	2,693
Less: Valuation allowance	(440,244)	(374,740)
Net deferred tax assets	—	—

Schedule of Movement of Valuation Allowance

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Balance at beginning of the period	468,587	458,960	440,244
Addition	1,653	20,422	12,152
Deconsolidation	—	—	(1,302)
Change on tax rate	3,710	865	(53,680)
Written off for expiration of net operating losses	(4,371)	(23,864)	(19,546)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(10,619)	(16,139)	(3,128)
Balance at end of the period	458,960	440,244	374,740